Income Taxes (Details)	12 Months Ended				12 Months Ended			24 Months Ended	36 Months Ended				12 Months Ended	36 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Cayman Islands and British Virgin Islands	Dec. 31, 2013 PRC	Dec. 31, 2008 PRC	Dec. 31, 2007 PRC Tianwei Yingli	Dec. 31, 2013 PRC Tianwei Yingli	Dec. 31, 2011 PRC Tianwei Yingli	Dec. 31, 2013 PRC Yingli China	Dec. 31, 2010 PRC Yingli China	Dec. 31, 2011 PRC Fine Silicon	Dec. 31, 2011 PRC Hainan Yingli	Dec. 31, 2015 PRC Hainan Yingli	Dec. 31, 2015 PRC Yingli Tianjin, Yingli Lixian and Yingli Hengshui	Dec. 31, 2013 Germany	Dec. 31, 2013 Germany Yingli Europe	Dec. 31, 2013 Germany Yingli South East Europe	Dec. 31, 2013 United States of America
Income Taxes
Withholding income tax rate for dividends distributed (as a percent)				0.00%	10.00%											26.375%
Corporation income tax rate (as a percent)																15.00%
Income tax rate (as a percent)	25.00%	25.00%	25.00%		25.00%	25.00%
Preferential income tax rate (as a percent)								15.00%	12.50%	15.00%	15.00%	15.00%		12.50%	15.00%
Exemption period for income tax rate							2 years						2 years
Exemption period for half of the income tax rate starting from first profit-making year							3 years						3 years
Federal corporation tax rate (as a percent)																			34.00%
State corporation tax rate (as a percent)																			6.60%
Reduction in tax for three years following the exemption period (as a percent)									50.00%
Solidarity surcharge on corporation income taxes (as a percent)																5.50%
Trade income tax rate (as a percent)																	17.15%	12.775%
Aggregate statutory income tax rate (as a percent)																	32.975%	28.60%	38.40%